Consolidated Income Statements - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenues	€ 48,422	€ 48,693	€ 52,008
Other income	2,842	1,622	1,489
Supplies	(13,635)	(14,013)	(15,022)
Personnel expenses	(8,066)	(6,332)	(6,862)
Other expenses	(14,444)	(14,399)	(15,426)
Depreciation and amortization	(10,582)	(9,049)	(9,396)
OPERATING INCOME	4,537	6,522	6,791
Share of income (loss) of investments accounted for by the equity method	13	4	5
Finance income	842	1,458	1,073
Exchange gains	2,461	3,389	3,958
Finance costs	(2,795)	(2,690)	(3,363)
Exchange losses	(2,340)	(3,112)	(3,867)
Net financial expense	(1,832)	(955)	(2,199)
PROFIT BEFORE TAX	2,718	5,571	4,597
Corporate income tax	(1,054)	(1,621)	(1,219)
PROFIT FOR THE YEAR	1,664	3,950	3,378
Attributable to equity holders of the parent	1,142	3,331	3,132
Attributable to non-controlling interests	€ 522	€ 619	€ 246
Basic and diluted earnings per share attributable to equity holders of the parent (EUR per share)	€ 0.17	€ 0.57	€ 0.56